Defined benefit plan - Net Defined Benefit Obligation (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net liability arising from defined benefit obligation	$ 2,436
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net liability arising from defined benefit obligation	14,424	$ 14,936
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability arising from defined benefit obligation	$ 11,988	$ 11,710